Segment Information (Policies)	12 Months Ended
Dec. 31, 2013
Segment Information

Each segments' profits and losses are measured on operating profits before interest expense and interest income. After the acquisition of Boise, expenses that were historically included in "Corporate overhead" on our Consolidated Statements of Income, were reclassified to "Selling, general, and administrative expenses" to conform with the current year presentation. In addition, after increasing our product offerings to include both packaging and paper products after the Boise Acquisition, we began allocating the amounts associated with running those businesses, previously included in "Corporate overhead", to our segments. For many of these allocated expenses, the related assets and liabilities remain in the Corporate and Other segment.